MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) $ in Thousands	Dec. 31, 2018 USD ($) Investments	Dec. 31, 2017 USD ($)
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 38,807	$ 69,384
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(299)	(501)
Investments with continuous unrealized losses for 12 months or greater, Fair value	48,571	14,659
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(1,154)	(117)
Total investments with continuous unrealized losses, Fair value	87,378	84,043
Total investments with continuous unrealized losses, unrealized losses	$ (1,453)	(618)
Number of investments with continuous unrealized loss for more than 12 months | Investments	52
Interest receivable	$ 898	833
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	26,860	40,104
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(177)	(275)
Investments with continuous unrealized losses for 12 months or greater, Fair value	24,966	6,486
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(550)	(48)
Total investments with continuous unrealized losses, Fair value	51,826	46,590
Total investments with continuous unrealized losses, unrealized losses	(727)	(323)
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	11,947	29,280
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(122)	(226)
Investments with continuous unrealized losses for 12 months or greater, Fair value	23,605	8,173
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(604)	(69)
Total investments with continuous unrealized losses, Fair value	35,552	37,453
Total investments with continuous unrealized losses, unrealized losses	$ (726)	$ (295)